Annual Operating Expenses {- Fidelity Simplicity RMD 2030 Fund} - NF_07.31 Fidelity Simplicity RMD 2030 Fund Retail PRO-01 - Fidelity Simplicity RMD 2030 Fund - Fidelity Simplicity RMD 2030 Fund	Dec. 13, 2022
Operating Expenses:
Management fee	0.66%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.66%

[1]	(a)Based on estimated amounts for the current fiscal year.